Geographical and business segment reporting - Geographical segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 02, 2018 EUR (€)	Dec. 31, 2015 EUR (€)
Geographical segments
Number of operating segments | segment	5
Number of operating areas | item	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,459,271	€ 1,444,305	€ 1,339,125	€ 1,443,069
Loans and advances to customers	882,921	848,915	790,470
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	197,069	188,425	153,141
Debt instruments	191,124	199,351	191,312
Other financial Assets	70,808	84,319	92,573
Other asset accounts	117,349	123,295	111,629
TOTAL LIABILITIES	1,351,910	1,337,472	1,236,426	1,337,707
Customer deposits	780,496	777,730	691,111
Central Banks and Credit institutions	187,909	190,314	149,398
Debt instruments	246,619	217,966	228,869
Other financial liabilities	95,007	107,299	123,890
Other liabilities accounts	41,879	44,163	43,158
Total Equity	107,361	106,833	102,699	€ 105,362	€ 98,753
Other customer funds under management	157,855	166,574	159,260
Investment funds	127,564	135,749	129,930
Pension funds	11,160	11,566	11,298
Assets under management	19,131	19,259	18,032
Customer funds under management	42,211	41,398	23,247
(Condensed) income statement
Net interest income	34,341	34,296	31,089
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,665	2,101
Other operating income (segments)	801	797	862
Total income	48,424	48,355	44,232
Administrative expenses and depreciation	(22,779)	(22,993)	(21,101)
Profit from operations	25,645	25,362	23,131
Net loan loss provisions	(8,873)	(9,209)	(9,518)
Other income and charges	(2,571)	(4,062)	(2,845)
Operating profit / (loss) before tax	14,201	12,091	10,768
Income tax	(4,886)	(3,884)	(3,282)
Profit from continuing operations	9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR	9,315	8,207	7,486
Profit attributable to non-controlling interests	1,505	1,588	1,282
PROFIT ATTRIBUTABLE TO THE PARENT	7,810	6,619	6,204
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	113	50	108
Operating segment
(Condensed) income statement
Net interest income	34,341	34,296	31,089
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,704	1,723
Other operating income (segments)	801	797	862
Total income	48,424	48,394	43,854
Administrative expenses and depreciation	(22,779)	(22,917)	(21,087)
Profit from operations	25,645	25,477	22,767
Net loan loss provisions	(8,873)	(9,111)	(9,518)
Other income and charges	(1,995)	(2,813)	(1,960)
Operating profit / (loss) before tax	14,777	13,553	11,289
Income tax	(5,230)	(4,588)	(3,396)
Profit from continuing operations	9,547	8,965	7,893
CONSOLIDATED PROFIT FOR THE YEAR	9,547	8,965	7,893
Profit attributable to non-controlling interests	1,483	1,449	1,272
PROFIT ATTRIBUTABLE TO THE PARENT	8,064	7,516	6,621
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(150,002)	(134,881)	(126,282)
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	(68,891)	(53,089)	(47,744)
Other asset accounts	(81,111)	(81,792)	(78,538)
TOTAL LIABILITIES	(68,890)	(53,089)	(47,745)
Central Banks and Credit institutions	(68,890)	(53,089)	(47,745)
Total Equity	(81,112)	(81,792)	(78,537)
(Condensed) income statement
Gains (losses) on financial transactions		(39)	378
Total income		(39)	378
Administrative expenses and depreciation		(76)	(14)
Profit from operations		(115)	364
Net loan loss provisions		(98)
Other income and charges	(576)	(1,249)	(885)
Operating profit / (loss) before tax	(576)	(1,462)	(521)
Income tax	344	704	114
CONSOLIDATED PROFIT FOR THE YEAR	(232)	(758)	(407)
Profit attributable to non-controlling interests	22	139	10
PROFIT ATTRIBUTABLE TO THE PARENT	(254)	(897)	(417)
Continental Europe
(Condensed) income statement
Net interest income	10,107	9,230	8,161
Net fee and commission income (expense)	4,419	4,167	3,497
Gains (losses) on financial transactions	915	626	818
Other operating income (segments)	441	394	330
Total income	15,882	14,417	12,806
Administrative expenses and depreciation	(8,279)	(7,661)	(6,781)
Profit from operations	7,603	6,756	6,025
Net loan loss provisions	(1,399)	(1,109)	(1,342)
Other income and charges	(703)	(746)	(671)
Operating profit / (loss) before tax	5,501	4,901	4,012
Income tax	(1,461)	(1,316)	(1,083)
Profit from continuing operations	4,040	3,585	2,929
CONSOLIDATED PROFIT FOR THE YEAR	4,040	3,585	2,929
Profit attributable to non-controlling interests	397	383	330
PROFIT ATTRIBUTABLE TO THE PARENT	3,643	3,202	2,599
Continental Europe | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	681,887	678,122	520,134
Loans and advances to customers	383,020	380,081	297,214
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	142,813	114,965	77,232
Debt instruments	89,030	99,728	80,639
Other financial Assets	36,012	39,918	40,689
Other asset accounts	31,012	43,430	24,360
TOTAL LIABILITIES	642,479	636,784	486,644
Customer deposits	369,730	352,549	269,934
Central Banks and Credit institutions	158,762	159,794	105,152
Debt instruments	62,018	61,214	53,064
Other financial liabilities	37,142	45,919	49,042
Other liabilities accounts	14,827	17,308	9,452
Total Equity	39,408	41,338	33,490
Other customer funds under management	69,219	74,314	65,834
Investment funds	48,030	52,319	46,229
Pension funds	11,062	11,566	11,298
Assets under management	10,127	10,429	8,307
Customer funds under management	28,555	27,790	7,790
United Kingdom
(Condensed) income statement
Net interest income	4,136	4,364	4,405
Net fee and commission income (expense)	1,023	1,003	1,031
Gains (losses) on financial transactions	199	282	319
Other operating income (segments)	62	67	61
Total income	5,420	5,716	5,816
Administrative expenses and depreciation	(2,995)	(2,862)	(2,967)
Profit from operations	2,425	2,854	2,849
Net loan loss provisions	(173)	(205)	(58)
Other income and charges	(326)	(465)	(340)
Operating profit / (loss) before tax	1,926	2,184	2,451
Income tax	(539)	(661)	(735)
Profit from continuing operations	1,387	1,523	1,716
CONSOLIDATED PROFIT FOR THE YEAR	1,387	1,523	1,716
Profit attributable to non-controlling interests	25	25	36
PROFIT ATTRIBUTABLE TO THE PARENT	1,362	1,498	1,680
United Kingdom | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	349,353	361,230	354,960
Loans and advances to customers	257,284	243,616	251,251
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	39,843	56,762	36,643
Debt instruments	29,190	26,188	28,045
Other financial Assets	13,398	24,690	26,819
Other asset accounts	9,638	9,974	12,202
TOTAL LIABILITIES	332,137	344,926	337,945
Customer deposits	210,388	230,504	212,113
Central Banks and Credit institutions	33,429	27,833	21,590
Debt instruments	67,556	61,112	71,108
Other financial liabilities	16,583	21,167	27,913
Other liabilities accounts	4,181	4,310	5,221
Total Equity	17,216	16,304	17,015
Other customer funds under management	7,672	8,657	8,564
Investment funds	7,576	8,543	8,446
Assets under management	96	114	118
Latin America
(Condensed) income statement
Net interest income	15,654	15,984	13,345
Net fee and commission income (expense)	5,253	5,494	4,581
Gains (losses) on financial transactions	600	1,014	806
Other operating income (segments)	(306)	30	32
Total income	21,201	22,522	18,764
Administrative expenses and depreciation	(7,995)	(8,720)	(7,692)
Profit from operations	13,206	13,802	11,072
Net loan loss provisions	(4,567)	(4,972)	(4,911)
Other income and charges	(667)	(1,330)	(785)
Operating profit / (loss) before tax	7,972	7,500	5,376
Income tax	(2,904)	(2,386)	(1,362)
Profit from continuing operations	5,068	5,114	4,014
CONSOLIDATED PROFIT FOR THE YEAR	5,068	5,114	4,014
Profit attributable to non-controlling interests	840	817	628
PROFIT ATTRIBUTABLE TO THE PARENT	4,228	4,297	3,386
Latin America | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	303,356	293,347	320,768
Loans and advances to customers	150,544	147,929	152,187
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	60,721	56,087	67,400
Debt instruments	59,367	57,824	63,314
Other financial Assets	14,994	14,226	18,696
Other asset accounts	17,730	17,281	19,171
TOTAL LIABILITIES	276,095	264,415	291,454
Customer deposits	142,576	143,266	143,747
Central Banks and Credit institutions	48,103	39,613	47,585
Debt instruments	37,698	34,435	47,436
Other financial liabilities	36,851	36,085	41,395
Other liabilities accounts	10,867	11,016	11,291
Total Equity	27,261	28,932	29,314
Other customer funds under management	78,194	80,732	81,034
Investment funds	71,439	74,435	74,554
Pension funds	98
Assets under management	6,657	6,297	6,480
Customer funds under management	128	47	448
United States
(Condensed) income statement
Net interest income	5,391	5,569	5,917
Net fee and commission income (expense)	859	971	1,102
Gains (losses) on financial transactions	72	9	22
Other operating income (segments)	627	410	492
Total income	6,949	6,959	7,533
Administrative expenses and depreciation	(3,015)	(3,198)	(3,197)
Profit from operations	3,934	3,761	4,336
Net loan loss provisions	(2,618)	(2,780)	(3,208)
Other income and charges	(199)	(90)	(90)
Operating profit / (loss) before tax	1,117	891	1,038
Income tax	(347)	(256)	(357)
Profit from continuing operations	770	635	681
CONSOLIDATED PROFIT FOR THE YEAR	770	635	681
Profit attributable to non-controlling interests	218	227	286
PROFIT ATTRIBUTABLE TO THE PARENT	552	408	395
United States | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	135,043	114,388	137,391
Loans and advances to customers	85,564	71,963	85,389
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	16,442	13,300	16,970
Debt instruments	13,160	13,843	17,940
Other financial Assets	4,292	3,368	3,566
Other asset accounts	15,585	11,914	13,526
TOTAL LIABILITIES	118,532	99,189	120,741
Customer deposits	57,568	51,189	64,460
Central Banks and Credit institutions	16,504	15,884	22,264
Debt instruments	37,564	26,176	26,340
Other financial liabilities	3,098	2,503	2,907
Other liabilities accounts	3,798	3,437	4,770
Total Equity	16,511	15,199	16,650
Other customer funds under management	2,763	2,871	3,828
Investment funds	512	452	701
Assets under management	2,251	2,419	3,127
Customer funds under management	13,528	13,561	14,999
Corporate center
(Condensed) income statement
Net interest income	(947)	(851)	(739)
Net fee and commission income (expense)	(69)	(38)	(31)
Gains (losses) on financial transactions	11	(227)	(242)
Other operating income (segments)	(23)	(104)	(53)
Total income	(1,028)	(1,220)	(1,065)
Administrative expenses and depreciation	(495)	(476)	(450)
Profit from operations	(1,523)	(1,696)	(1,515)
Net loan loss provisions	(116)	(45)	1
Other income and charges	(100)	(182)	(74)
Operating profit / (loss) before tax	(1,739)	(1,923)	(1,588)
Income tax	21	31	141
Profit from continuing operations	(1,718)	(1,892)	(1,447)
CONSOLIDATED PROFIT FOR THE YEAR	(1,718)	(1,892)	(1,447)
Profit attributable to non-controlling interests	3	(3)	(8)
PROFIT ATTRIBUTABLE TO THE PARENT	(1,721)	(1,889)	(1,439)
Corporate center | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	139,634	132,099	132,154
Loans and advances to customers	6,509	5,326	4,429
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	6,141	400	2,640
Debt instruments	377	1,768	1,374
Other financial Assets	2,112	2,117	2,803
Other asset accounts	124,495	122,488	120,908
TOTAL LIABILITIES	51,557	45,247	47,387
Customer deposits	234	222	857
Central Banks and Credit institutions	1	279	552
Debt instruments	41,783	35,029	30,921
Other financial liabilities	1,333	1,625	2,633
Other liabilities accounts	8,206	8,092	12,424
Total Equity	88,077	€ 86,852	84,767
Other customer funds under management	7
Investment funds	€ 7
Customer funds under management			€ 10